Condensed Statements of Operations	11 Months Ended
Dec. 31, 2020 USD ($) shares
General and administrative expenses	$ 299,873
Administrative expenses - related party	50,000
Loss from operations	(349,873)
Change in fair value of derivative warrant liabilities	(28,525,220)
Financing costs allocated to derivative warrant liabilities	(964,140)
Interest income from Trust Account	209,593
Net loss	(29,629,640)
Common Class A
Net loss	$ 210,000
Basic and diluted weighted average shares outstanding | shares	41,400,000
Common Class B
Net loss	$ (350,000)
Basic and diluted weighted average shares outstanding | shares	10,350,000